Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables	$ 2,761	$ 4,560
Value added taxes receivable	1,916	636
Other receivables	425	73
Trade and other receivables	$ 5,102	$ 5,269